Document And Entity Information	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	IonQ, Inc.
Entity Central Index Key	0001824920
Entity Emerging Growth Company	false
Entity File Number	001-39694
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2992192
Entity Address, Address Line One	4505 Campus Drive
Entity Address, City or Town	College Park
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20740
City Area Code	301
Local Phone Number	298-7997
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	IONQ
Security Exchange Name	NYSE